Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,612	$ 1,247
Accounts receivable	7,593	7,376
Inventories	4,126	4,151
Prepaid expenses and other	407	344
Total current assets	13,738	13,118
Investments	1,103	1,045
Fixed assets, net	9,507	9,584
Operating lease right-of-use assets	1,928	1,941
Intangible assets, net	490	738
Goodwill	2,512	2,674
Other assets	1,275	1,120
Deferred tax assets	864	819
Consolidated total assets	31,417	31,039
Current liabilities
Short-term borrowing	0	271
Long-term debt due within one year	27	708
Accounts payable	6,895	7,194
Other accrued liabilities	2,745	2,572
Accrued salaries and wages	888	867
Income taxes payable	106	192
Current portion of operating lease liabilities	328	293
Total current liability	10,989	12,097
Long-term debt	4,685	4,134
Operating lease liabilities	1,649	1,662
Long-term employee benefit liabilities	554	533
Other long-term liabilities	399	396
Deferred tax liabilities	302	277
Total liability	18,578	19,099
Shareholders' equity
Common Shares [issued: 2025 – 280,242,006; 2024 – 282,875,928]	3,352	3,359
Contributed surplus	142	149
Retained earnings	9,765	9,598
Accumulated other comprehensive loss	(766)	(1,584)
Stockholders equity attributable to Magna International Inc	12,493	11,522
Non-controlling interests	346	418
Total stockholder's equity	12,839	11,940
Total liability and stockholders' equity	$ 31,417	$ 31,039